AMERICAN GROWTH FUND Series One Annual Fund Operating Expenses - AMERICAN GROWTH FUND Series One	12 Months Ended
Jul. 31, 2024
SERIES ONE CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	3.33%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	4.63%
SERIES ONE CLASS B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	4.27%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	6.27%
SERIES ONE CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	3.51%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	5.51%
SERIES ONE CLASS D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.95%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	4.95%